Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	312	86.91%
Delinquency, No Missing Data	47	13.09%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	359	100.00%